UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.5%

                                                         SHARES           VALUE
                                                       ----------    --------------
BUSINESS SERVICES - 8.4%
   Cognizant Technology Solutions, Cl A *               1,220,884    $   53,303,796
   Visa, Cl A                                             399,408        32,763,438
                                                                     --------------
                                                                         86,067,234
                                                                     --------------
CONSUMER SERVICES - 2.8%
   Priceline.com *                                        150,204        29,342,351
                                                                     --------------
ENERGY - 14.6%
   First Solar *                                          327,442        37,099,179
   National Oilwell Varco                               1,102,795        45,104,316
   Southwestern Energy *                                  729,439        31,278,344
   Vestas Wind Systems * (B)                              701,909        37,377,448
                                                                     --------------
                                                                        150,859,287
                                                                     --------------
FINANCIALS - 13.8%
   Charles Schwab                                       2,395,669        43,816,786
   CME Group, Cl A                                        196,035        56,226,759
   State Street                                           974,952        41,805,942
                                                                     --------------
                                                                        141,849,487
                                                                     --------------
HEALTH CARE - 22.5%
   Allergan                                               918,843        52,833,472
   Celgene *                                              749,784        42,572,736
   Covance *                                              636,357        36,978,705
   Genzyme *                                              795,855        43,183,092
   Gilead Sciences *                                    1,176,225        56,776,381
                                                                     --------------
                                                                        232,344,386
                                                                     --------------
INDUSTRIALS - 3.7%
   Quanta Services *                                    2,088,703        38,056,169
                                                                     --------------
INFORMATION TECHNOLOGY - 4.0%
   Apple *                                                211,930        40,715,992
                                                                     --------------
MATERIALS - 7.8%
   Monsanto                                               533,546        40,485,470

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES           VALUE
                                                       ----------    --------------
MATERIALS - CONTINUED
   Praxair                                                534,159    $   40,232,856
                                                                     --------------
                                                                         80,718,326
                                                                     --------------
TELECOMMUNICATION SERVICES - 6.7%
   American Tower, Cl A *                               1,623,203        68,904,967
                                                                     --------------
WIRELESS - 13.2%
   Qualcomm                                             1,462,799        57,327,093
   Research In Motion, Ltd. *                           1,254,013        78,952,658
                                                                     --------------
                                                                        136,279,751
                                                                     --------------
   TOTAL COMMON STOCK
      (Cost $928,817,579)                                             1,005,137,950
                                                                     --------------
SHORT-TERM INVESTMENT - 1.6%
   Fidelity Institutional Money Market Funds - Prime
      Money Market Portfolio, Cl I, 0.150% (A)
      (Cost $16,163,882)                               16,163,882        16,163,882
                                                                     --------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $944,981,461)+                                           $1,021,301,832
                                                                     ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,030,517,944.

*    NON-INCOME PRODUCING SECURITY

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

(B) SECURITY IS TRADED ON THE COPENHAGEN EXCHANGE. THE TOTAL VALUE OF SUCH SECURITIES AT JANUARY 31, 2010 WAS $37,377,448 AND REPRESENTED 3.6% OF NET ASSETS.

CL   CLASS

LTD. LIMITED

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $944,981,461 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $116,855,354 AND $(40,534,983), RESPECTIVELY.

     AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS157).

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

EMC-QH-001-0900

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010